Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Average summary compensation table total to non-PEO named executive officers ($) (d)	Average compensation actually paid to non-PEO named executive officers ($) (e)	Value of Initial fixed $100 investment based on:
Year (a)	Summary Compensation Table total For PEO (Chand)	Summary Compensation table total for PEO (Vestjens) ($) (b)	Summary Compensation table total for PEO (Stroup) ($) (b)	Compensation actually paid To NEO(Chand)	Compensation actually paid to NEO (Vestjens) ($) (c)	Compensation actually paid to NEO (Stroup) ($) (c)			Total shareholder return ($) (f)	Peer group total shareholder return ($) (g)	Net Income ($) (h)	Adjusted Earnings Per Share ($) (i)
2023	12,758,233	168,897	—	9,672,571	(13,167,871)	—	2,627,627	2,492,083	143	154	242,556,000	6.83
2022	—	6,936,527	—	—	15,372,798	—	2,101,935	3,772,922	132	128	254,822,000	6.41
2021	—	6,831,323	—	—	11,850,022	—	2,870,217	3,781,899	121	136	64,317,000	4.75
2020	—	2,648,191	8,385,634	—	1,531,547	3,901,946	1,985,910	1,188,948	77	112	(55,058,000)	2.75

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote		Dr. Chand and Mr. Roel Vestjens each shared as our PEO for a portion of 2023. Mr. Vestjens was our principal executive officer (PEO) for the full year in each of 2022 and 2021. For 2020, Mr. Vestjens and Mr. John Stroup each served as PEO for a portion of the year. In 2023, our Non-PEO named executive officers were Messrs. Parks, Anderson and Lieser, and Ms. Tate. In 2022, our non-PEO named executive officers were Messrs. Parks and Anderson, Dr. Chand, and Mr., Anshu Mehrotra. In 2021, our non-PEO named executive officers were Messrs. Parks, Anderson, and Mehrotra, Dr. Chand, and Mr. Henk Derksen. In 2020, our non-PEO named executive officers were Messrs. Derksen and Anderson, Dr. Chand, and Mr. Dean McKenna.
Peer Group Issuers, Footnote	For the purposes of this Pay Versus Performance disclosure, our peer group is the S&P Composite 1500 Industrials Index (the “Peer Group”). For each covered year, our Peer Group cumulative shareholder return was calculated based on a deemed fixed investment of $100 through the measurement period.
Adjustment To PEO Compensation, Footnote	For each of 2023, 2022, 2021, and 2020 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO(s) and the average compensation actually paid to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or (d), as applicable, for such Covered Year, the following amounts:

Item and Value Added (Deducted)	2023	2022	2021	2020
For Dr. Chand
- change in actuarial present value of pension benefits	$0	-	-	-
		-	-	-
+ service cost of pension benefits	$0	-	-	-

+ prior service cost of pension benefits	$0	-	-	-

- SCT “Stock Awards” column value	$9,767,895	-	-	-
		-	-	-
- SCT “Option Awards” column value	$950,346	-	-	-

+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$6,883,385	-	-	-

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$40,982	-	-	-
		-	-	-
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	-	-	-

+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$691,788	-	-	-

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	-	-	-

+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$16,424	-	-	-

For Mr. Vestjens
- change in actuarial present value of pension benefits	$0	$0	$0	$0

+ service cost of pension benefits	$0	$0	$0	$0

+ prior service cost of pension benefits	$0	$0	$0	$0

- SCT “Stock Awards” column value	$0	$3,026,712	$3,077,646	$1,133,356

- SCT “Option Awards” column value	$0	$874,650	$895,635	$197,989

+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$0	$11,481,543	$7,506,516	$968,550

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$0	$943,557	$930,622	$(663,721)

+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0	$0

+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$586,309	$(35,512)	$546,513	($95,009)

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$(13,923,078)	$0	$0	$0

+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$0	$7,770	$8,329	$4,881

For Mr. Stroup

- change in actuarial present value of pension benefits	-	-	-	$448,473
	-	-	-
+ service cost of pension benefits	-	-	-	$178,758

+ prior service cost of pension benefits	-	-	-	$0
- SCT “Stock Awards” column value	-	-	-	$6,835,918
	-	-	-
- SCT “Option Awards” column value	-	-	-	$0
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	-	-	-	$4,312,695

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	-	-	-	$(1,384,045)
	-	-	-
+ vesting date fair value of equity awards granted and vested in Covered Year	-	-	-	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	-	-	-	$(322,304)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	-	-	-	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	-	-	-	$15,599
For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$47,279	$0	$6,839	$78,767
+ service cost of pension benefits	$8,116	$10,348	$18,682	$22,350
+ prior service cost of pension benefits	$0	$0	$0	$0
- SCT “Stock Awards” column value	$1,298,887	$624,214	$1,314,184	$826,883
- SCT “Option Awards” column value	$229,846	$167,466	$138,351	$153,156
+ year-end fair value (from prior year-end to Covered year-end) of equity awards granted in Covered Year	$1,080,900	$2,243,314	$2,135,122	$693,974
+/- change in fair value of outstanding equity awards granted in prior years	$85,230	$311,697	$396,261	$(441,802)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$262,632	$(57,911)	$38,593	$(17,327)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$0	$221,889	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$3,741	$4,479	$4,286	$4,649

Non-PEO NEO Average Total Compensation Amount	$ 2,627,627	$ 2,101,935	$ 2,870,217	$ 1,985,910
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,492,083	3,772,922	3,781,899	1,188,948
Adjustment to Non-PEO NEO Compensation Footnote	For each of 2023, 2022, 2021, and 2020 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO(s) and the average compensation actually paid to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or (d), as applicable, for such Covered Year, the following amounts:

Item and Value Added (Deducted)	2023	2022	2021	2020
For Dr. Chand
- change in actuarial present value of pension benefits	$0	-	-	-
		-	-	-
+ service cost of pension benefits	$0	-	-	-

+ prior service cost of pension benefits	$0	-	-	-

- SCT “Stock Awards” column value	$9,767,895	-	-	-
		-	-	-
- SCT “Option Awards” column value	$950,346	-	-	-

+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$6,883,385	-	-	-

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$40,982	-	-	-
		-	-	-
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	-	-	-

+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$691,788	-	-	-

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	-	-	-

+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$16,424	-	-	-

For Mr. Vestjens
- change in actuarial present value of pension benefits	$0	$0	$0	$0

+ service cost of pension benefits	$0	$0	$0	$0

+ prior service cost of pension benefits	$0	$0	$0	$0

- SCT “Stock Awards” column value	$0	$3,026,712	$3,077,646	$1,133,356

- SCT “Option Awards” column value	$0	$874,650	$895,635	$197,989

+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$0	$11,481,543	$7,506,516	$968,550

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$0	$943,557	$930,622	$(663,721)

+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0	$0

+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$586,309	$(35,512)	$546,513	($95,009)

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$(13,923,078)	$0	$0	$0

+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$0	$7,770	$8,329	$4,881

For Mr. Stroup

- change in actuarial present value of pension benefits	-	-	-	$448,473
	-	-	-
+ service cost of pension benefits	-	-	-	$178,758

+ prior service cost of pension benefits	-	-	-	$0
- SCT “Stock Awards” column value	-	-	-	$6,835,918
	-	-	-
- SCT “Option Awards” column value	-	-	-	$0
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	-	-	-	$4,312,695

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	-	-	-	$(1,384,045)
	-	-	-
+ vesting date fair value of equity awards granted and vested in Covered Year	-	-	-	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	-	-	-	$(322,304)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	-	-	-	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	-	-	-	$15,599
For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$47,279	$0	$6,839	$78,767
+ service cost of pension benefits	$8,116	$10,348	$18,682	$22,350
+ prior service cost of pension benefits	$0	$0	$0	$0
- SCT “Stock Awards” column value	$1,298,887	$624,214	$1,314,184	$826,883
- SCT “Option Awards” column value	$229,846	$167,466	$138,351	$153,156
+ year-end fair value (from prior year-end to Covered year-end) of equity awards granted in Covered Year	$1,080,900	$2,243,314	$2,135,122	$693,974
+/- change in fair value of outstanding equity awards granted in prior years	$85,230	$311,697	$396,261	$(441,802)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$262,632	$(57,911)	$38,593	$(17,327)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$0	$221,889	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$3,741	$4,479	$4,286	$4,649

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measure

2023 Consolidated Net Income	$242,556,000

2023 Consolidated EBITDA	$438,100,000

2023 Consolidated Revenue	$2,512,084

Relative Total Shareholder Return (S&P Industrial 1500 Index) (2021-2023)	79%

Consolidated Free Cash Flow (2021-2023)	$216,692

2023 Adjusted Earnings Per Share	$6.83

Total Shareholder Return Amount	$ 143	132	121	77
Peer Group Total Shareholder Return Amount	154	128	136	112
Net Income (Loss)	$ 242,556,000	$ 254,822,000	$ 64,317,000	$ (55,058,000)
Company Selected Measure Amount | $ / shares	6.83	6.41	4.75	2.75
PEO Name		Mr. Vestjens	Mr. Vestjens
Additional 402(v) Disclosure	For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2019 through and including the last day of the fiscal year covered (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period ($77.25 per share and $55.79 per share, respectively), divided by (b) our closing share price at the beginning of the Measurement Period ($55.79 per share). Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.As a result of SEC Guidance released in November of 2023, the Compensation Actually Received figures related to 2022 have been revised to account for the change in value of PSUs between the end of their measurement period, in this instance December 31, 2022, and their February 2023 distribution date.
Measure:: 1
Pay vs Performance Disclosure
Name	2023 Consolidated Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	2023 Consolidated EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	2023 Consolidated Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (S&P Industrial 1500 Index) (2021-2023)
Measure:: 5
Pay vs Performance Disclosure
Name	Consolidated Free Cash Flow (2021-2023)
Measure:: 6
Pay vs Performance Disclosure
Name	2023 Adjusted Earnings Per Share
Non-GAAP Measure Description	The Company selected measure is Adjusted Earnings Per Share, as presented in the Company’s 2023 Annual Report on Form 10-K, filed on February 8, 2024
Chand [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,758,233
PEO Actually Paid Compensation Amount	$ 9,672,571
PEO Name	Dr. Chand
Vestjens [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 168,897	$ 6,936,527	$ 6,831,323	$ 2,648,191
PEO Actually Paid Compensation Amount	$ (13,167,871)	15,372,798	11,850,022	$ 1,531,547
PEO Name	Mr. Roel Vestjens			Mr. Vestjens
Stroup [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,385,634
PEO Actually Paid Compensation Amount				$ 3,901,946
PEO Name				Mr. John Stroup
PEO | Chand [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Chand [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Chand [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Chand [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,767,895
PEO | Chand [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	950,346
PEO | Chand [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,883,385
PEO | Chand [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,982
PEO | Chand [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Chand [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	691,788
PEO | Chand [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Chand [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,424
PEO | Vestjens [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	$ 0
PEO | Vestjens [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Vestjens [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Vestjens [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,026,712	3,077,646	1,133,356
PEO | Vestjens [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	874,650	895,635	197,989
PEO | Vestjens [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	11,481,543	7,506,516	968,550
PEO | Vestjens [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	943,557	930,622	(663,721)
PEO | Vestjens [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Vestjens [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	586,309	(35,512)	546,513	(95,009)
PEO | Vestjens [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,923,078)	0	0	0
PEO | Vestjens [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	7,770	8,329	4,881
PEO | Stroup [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				448,473
PEO | Stroup [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				178,758
PEO | Stroup [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Stroup [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,835,918
PEO | Stroup [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Stroup [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,312,695
PEO | Stroup [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,384,045)
PEO | Stroup [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Stroup [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(322,304)
PEO | Stroup [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Stroup [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				15,599
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,279	0	6,839	78,767
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,116	10,348	18,682	22,350
Non-PEO NEO | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,298,887	624,214	1,314,184	826,883
Non-PEO NEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,846	167,466	138,351	153,156
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,080,900	2,243,314	2,135,122	693,974
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,230	311,697	396,261	(441,802)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,632	(57,911)	38,593	(17,327)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	221,889	0
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,741	$ 4,479	$ 4,286	$ 4,649